INCOME TAX - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Net operating loss carryovers						$ 191,032	$ 191,032
Change in valuation allowance						401,138	401,138
Income tax provision	$ 9,909	$ 0	$ 9,909	$ 0
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%			21.00%
Branded Online Inc dba Nogin [Member]
Income Tax Contingency [Line Items]
Change in valuation allowance						4,282,000	$ 4,282,000	$ 3,240,000
Deferred income taxes			$ 65,000			1,174,000		0	$ 0
Income tax provision			$ (65,000)		$ 284,000	$ (1,175,000)		$ (190,000)	$ (25,000)
Statutory federal income tax rate			21.00%			21.00%		21.00%	21.00%
Income Tax Examination, Description			Company had no uncertain tax positions or potential losses related to uncertain tax positions.
Domestic Country Member | Branded Online Inc dba Nogin [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards						$ 17,500,000	17,500,000	$ 9,600,000
Net Operating Loss Expiration Year						2031
State and Local Jurisdiction [Member] | Branded Online Inc dba Nogin [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards						$ 18,100,000	$ 18,100,000	$ 9,100,000
Net Operating Loss Expiration Year						2031